SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
SCHEDULE OF COMPUTATION OF DILUTED WEIGHTED AVERAGE SHARES OF COMMON STOCK OUTSTANDING
Gravitics Inc [Member]
SCHEDULE OF COMPUTATION OF DILUTED WEIGHTED AVERAGE SHARES OF COMMON STOCK OUTSTANDING

The following potentially dilutive securities, disaggregated by class, have been excluded from the computation of diluted weighted-average shares of common stock outstanding, as they would be anti-dilutive, due to the reported losses:

	Three and Six Months Ended June 30,
	2026	2025
Redeemable convertible preferred stock	10,118,115	4,185,420
Unvested restricted stock awards	22,500	1,570,260
Stock options	2,451,564	2,688,294
Service Provider Warrants	958,920	-
Contingently returnable shares issued upon exercise of Service Provider Warrants	3,835,684	-
Placement Agent Warrants	36,822	-
Convertible promissory notes	-	1,102,641
SAFEs	-	1,596,616
Secured Promissory Note Warrants	-	1,505,609
	17,423,605	12,648,840

The following potentially dilutive securities have been excluded from the computation of diluted weighted-average shares of common stock outstanding, as they would be anti-dilutive, due to the reported losses:

	December 31,
	2025	2024
Redeemable convertible preferred stock	4,185,420	4,185,420
Convertible promissory notes	1,077,168	904,786
SAFEs	1,518,594	1,005,335
Common stock warrants	2,500,650	1,604,681
Unvested restricted stock awards	299,823	1,927,741
Stock options	2,688,294	2,920,881
	12,269,949	12,548,844